26. Finance debt (Details 5) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Abroad [member]
Disclosure of long term debt [line items]
Available (Lines of Credit)	$ 8,900
Used	8,850
Balance	50
BRAZIL [member]
Disclosure of long term debt [line items]
Available (Lines of Credit)	1,200
Used	410
Balance	$ 790
Syndicate of banks [member] | Abroad [member] | Petrobras global trading bV [member]
Disclosure of long term debt [line items]
Date	Mar. 07, 2018
Maturity	Feb. 7, 2023
Available (Lines of Credit)	$ 4,350
Used	4,350
Balance
Syndicate Of banks [Member] | Abroad [member] | Petrobras global trading bV [member]
Disclosure of long term debt [line items]
Date	Mar. 27, 2019
Maturity	Feb. 27, 2024
Available (Lines of Credit)	$ 3,250
Used	3,250
Balance
BNP paribas [Member] | Abroad [member] | Petrobras global trading bV [member]
Disclosure of long term debt [line items]
Date	Dec. 22, 2016
Maturity	Jan. 09, 2021
Available (Lines of Credit)	$ 350
Used	336
Balance	$ 14
The export import bank of china [Member] | Abroad [member] | Petrobras global trading bV [member]
Disclosure of long term debt [line items]
Date	Dec. 23, 2019
Maturity	Dec. 27, 2021
Available (Lines of Credit)	$ 750
Used	714
Balance	$ 36
New development bank [member] | Abroad [member] | Petroleo brasileiro s-a [member]
Disclosure of long term debt [line items]
Date	Aug. 27, 2018
Maturity	Aug. 27, 2022
Available (Lines of Credit)	$ 200
Used	200
Balance
Banco do brasil [member] | BRAZIL [member] | Petroleo brasileiro s-a [member]
Disclosure of long term debt [line items]
Date	Mar. 23, 2018
Maturity	Jan. 26, 2023
Available (Lines of Credit)	$ 365
Used
Balance	$ 365
Banco do Brasil [member] | BRAZIL [member] | Petroleo brasileiro s-a [member]
Disclosure of long term debt [line items]
Date	Oct. 04, 2018
Maturity	Sep. 05, 2025
Available (Lines of Credit)	$ 365
Used
Balance	$ 365
Bradesco [member] | BRAZIL [member] | Petroleo brasileiro s-a [member]
Disclosure of long term debt [line items]
Date	Jun. 01, 2018
Maturity	May. 31, 2023
Available (Lines of Credit)	$ 410
Used	410
Balance
Caixa economica federal [member] | BRAZIL [member] | Petrobras transporte s.a.-transpetro [member]
Disclosure of long term debt [line items]
Date	Nov. 23, 2010
Maturity	Not defined
Available (Lines of Credit)	$ 60
Used
Balance	$ 60